Capital Group Ultra Short Income ETF
Investment portfolio
March 31, 2025
unaudited

Bonds, notes & other debt instruments 79.01% Corporate bonds, notes & loans 48.60% Financials 22.35%	Principal amount (000)	Value (000)
Aon Global, Ltd. 3.875% 12/15/2025	USD200	$199
Arthur J. Gallagher & Co. 4.60% 12/15/2027	200	201
Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[1]	650	645
Bank of Montreal 4.588% 12/11/2026 (USD-SOFR + 0.429% on 12/11/2025)[1]	200	200
Bank of New York Mellon Corp. 4.414% 7/24/2026 (USD-SOFR + 1.345% on 7/24/2025)[1]	100	100
Barclays PLC 4.375% 1/12/2026	350	349
Canadian Imperial Bank of Commerce 4.508% 9/11/2027 (USD-SOFR + 0.93% on 9/11/2026)[1]	201	201
Charles Schwab Corp. (The) 5.875% 8/24/2026	50	51
Citigroup, Inc. 3.106% 4/8/2026 (USD-SOFR + 2.842% on 3/8/2026)[1]	300	300
Citizens Financial Group, Inc. 4.30% 12/3/2025	50	50
Corebridge Financial, Inc. 3.50% 4/4/2025	100	100
Deutsche Bank AG 6.119% 7/14/2026 (USD-SOFR + 3.19% on 7/14/2025)[1]	200	201
Goldman Sachs Group, Inc. 3.50% 4/1/2025	300	300
Goldman Sachs Group, Inc. 1.093% 12/9/2026 (USD-SOFR + 0.789% on 12/9/2025)[1]	400	390
HSBC Holdings PLC 4.899% 3/3/2029 (USD-SOFR + 1.03% on 3/3/2028)[1]	250	251
Intercontinental Exchange, Inc. 3.65% 5/23/2025	50	50
JPMorgan Chase & Co. 2.083% 4/22/2026 (USD-SOFR + 1.85% on 4/22/2025)[1]	575	574
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027)[1]	100	100
Lloyds Banking Group PLC 4.582% 12/10/2025	250	250
Marsh & McLennan Cos., Inc. 4.55% 11/8/2027	150	151
Met Tower Global Funding 4.80% 1/14/2028[2]	150	151
Metropolitan Life Global Funding I 0.95% 7/2/2025[2]	200	198
Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025)[1]	350	341
Nasdaq, Inc. 5.65% 6/28/2025	160	160
New York Life Global Funding 0.95% 6/24/2025[2]	250	248
Northwestern Mutual Global Funding 4.00% 7/1/2025[2]	50	50
PNC Bank, National Association 4.20% 11/1/2025	250	249
Royal Bank of Canada 4.65% 1/27/2026	225	225
Royal Bank of Canada 4.51% 10/18/2027 (USD-SOFR + 0.72% on 10/18/2026)[1]	100	100
Sumitomo Mitsui Financial Group, Inc. 1.474% 7/8/2025	250	248
Synchrony Financial 4.50% 7/23/2025	50	50
Toronto-Dominion Bank (The) 1.15% 6/12/2025	75	75
Toronto-Dominion Bank (The) 4.568% 12/17/2026	250	250
Truist Bank 3.625% 9/16/2025	350	348
U.S. Bancorp 1.45% 5/12/2025	100	100
Wells Fargo & Co. 2.188% 4/30/2026 (USD-SOFR + 2.00% on 4/30/2025)[1]	650	649
		8,105
Health care 4.55%
AbbVie, Inc. 3.60% 5/14/2025	300	300
Amgen, Inc. 5.507% 3/2/2026	300	300
Baxter International, Inc. 2.60% 8/15/2026	50	49
Boston Scientific Corp. 1.90% 6/1/2025	50	50
Bristol-Myers Squibb Co. 0.75% 11/13/2025	50	49
Cigna Group (The) 3.25% 4/15/2025	50	50
Capital Group Ultra Short Income ETF — Page 1 of 8

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
CVS Health Corp. 3.875% 7/20/2025	USD200	$199
CVS Health Corp. 5.00% 2/20/2026	100	100
Elevance Health, Inc. 4.50% 10/30/2026	200	200
Eli Lilly and Co. 2.75% 6/1/2025	100	100
HCA, Inc. 5.00% 3/1/2028	250	252
		1,649
Utilities 4.52%
Berkshire Hathaway Energy Co. 4.05% 4/15/2025	100	100
CenterPoint Energy, Inc. 5.25% 8/10/2026	100	101
CMS Energy Corp. 3.00% 5/15/2026	50	49
DTE Energy Co. 1.05% 6/1/2025	50	50
Duke Energy Corp. 0.90% 9/15/2025	50	49
Duke Energy Corp. 5.00% 12/8/2025	50	50
Edison International 4.70% 8/15/2025	300	300
Eversource Energy 0.80% 8/15/2025	50	49
Florida Power & Light Co. 2.85% 4/1/2025	50	50
Pacific Gas and Electric Co. 3.45% 7/1/2025	350	349
Pacific Gas and Electric Co. 2.95% 3/1/2026	300	295
Southern Power Co. 0.90% 1/15/2026	50	48
Virginia Electric & Power 3.10% 5/15/2025	50	50
WEC Energy Group, Inc. 5.00% 9/27/2025	50	50
Xcel Energy, Inc. 3.30% 6/1/2025	50	50
		1,640
Consumer staples 2.90%
Altria Group, Inc. 2.35% 5/6/2025	100	100
Altria Group, Inc. 4.875% 2/4/2028	150	151
Conagra Brands, Inc. 4.60% 11/1/2025	100	100
Mars, Inc. 4.45% 3/1/2027[2]	250	250
Philip Morris International, Inc. 1.50% 5/1/2025	100	100
Philip Morris International, Inc. 4.375% 11/1/2027	200	200
Reynolds American, Inc. 4.45% 6/12/2025	150	150
		1,051
Consumer discretionary 2.61%
Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[2]	150	150
Ford Motor Credit Co., LLC 5.125% 6/16/2025	250	250
General Motors Financial Co., Inc. 2.75% 6/20/2025	100	100
Hyundai Capital America 1.80% 10/15/2025[2]	100	98
Hyundai Capital America 4.30% 9/24/2027[2]	50	49
Hyundai Capital America 4.875% 11/1/2027[2]	100	100
Marriott International, Inc. 5.75% 5/1/2025	50	50
Toyota Motor Credit Corp. 3.40% 4/14/2025	150	150
		947
Real estate 2.58%
Boston Properties, LP 2.75% 10/1/2026	100	97
COPT Defense Properties, LP 2.25% 3/15/2026	100	97
Equinix, Inc. 1.00% 9/15/2025	250	246
VICI Properties, LP 4.625% 6/15/2025[2]	300	300
VICI Properties, LP 4.75% 4/1/2028	196	197
		937
Capital Group Ultra Short Income ETF — Page 2 of 8

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy 2.52%	Principal amount (000)	Value (000)
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	USD50	$50
Enbridge, Inc. 5.90% 11/15/2026	50	51
Kinder Morgan, Inc. 4.30% 6/1/2025	100	100
MPLX, LP 4.875% 6/1/2025	100	100
Occidental Petroleum Corp. 5.00% 8/1/2027	119	119
ONEOK, Inc. 2.20% 9/15/2025	50	49
Petroleos Mexicanos 6.875% 10/16/2025	427	427
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027[2]	19	19
		915
Communication services 1.92%
Charter Communications Operating, LLC 4.908% 7/23/2025	100	100
Comcast Corp. 3.95% 10/15/2025	50	50
Discovery Communications, LLC 4.90% 3/11/2026	100	100
T-Mobile USA, Inc. 3.50% 4/15/2025	250	250
T-Mobile USA, Inc. 2.25% 2/15/2026	200	196
		696
Information technology 1.86%
Broadcom, Inc. 4.15% 2/15/2028	150	149
Microchip Technology, Inc. 4.90% 3/15/2028	149	149
Oracle Corp. 2.50% 4/1/2025	50	50
Oracle Corp. 4.80% 8/3/2028	75	76
Synopsys, Inc. 4.55% 4/1/2027	250	251
		675
Industrials 1.55%
BAE Systems Holdings, Inc. 3.85% 12/15/2025[2]	50	50
Boeing Co. (The) 2.75% 2/1/2026	300	295
Burlington Northern Santa Fe, LLC 3.00% 4/1/2025	50	50
RTX Corp. 3.95% 8/16/2025	100	100
SkyMiles IP, Ltd. 4.50% 10/20/2025[2]	66	65
		560
Materials 1.24%
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	50	50
International Flavors & Fragrances, Inc. 1.23% 10/1/2025[2]	100	98
LYB International Finance III, LLC 1.25% 10/1/2025	50	49
Rio Tinto Finance (USA) PLC 4.375% 3/12/2027	250	251
		448
Total corporate bonds, notes & loans		17,623
Asset-backed obligations 22.19%
ACHV ABS Trust, Series 2024-2PL, Class A, 5.07% 10/27/2031[2,3]	88	89
ACHV ABS Trust, Series 2025-1PL, Class A, 4.76% 4/26/2032[2,3]	100	100
ACHV ABS TRUST, Series 23-4CP, Class C, 7.71% 11/25/2030[2,3]	174	175
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[2,3]	16	16
Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028[2,3]	100	101
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029[2,3]	72	72
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[2,3]	150	149
Auxilior Term Funding, LLC, Series 2023-1, Class A2, 6.18% 12/15/2028[2,3]	123	124
Auxilior Term Funding, LLC, Series 2023-1A, Class A3, 5.70% 2/15/2030[2,3]	150	153
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[2,3]	200	200
Capital Group Ultra Short Income ETF — Page 3 of 8

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[2,3]	USD150	$147
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class C, 6.24% 4/20/2027[2,3]	100	100
Bridge Trust, Series 2022-SFR1, Class A, 3.40% 11/17/2037[2,3]	100	99
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class B, 6.80% 8/15/2029[3]	290	294
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[2,3]	172	174
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[3]	138	133
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[2,3]	225	222
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[2,3]	236	225
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032[2,3]	95	95
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[2,3]	56	51
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028[2,3]	69	69
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027[2,3]	100	100
Enterprise Fleet Financing, LLC, Series 22-1, Class A3, 3.27% 1/20/2028[2,3]	256	254
Exeter Automobile Receivables Trust, Series 2024-3A, Class A2, 5.82% 2/15/2027[3]	67	68
FirstKey Homes Trust, Series 20-SFR2, Class C, 1.667% 10/19/2037[2,3]	200	196
Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.06% 4/15/2033[2,3]	150	147
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028[2,3]	409	412
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029[2,3]	47	47
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[2,3]	160	153
Hertz Vehicle Financing, LLC, Series 2023-1A, Class B, 6.22% 6/25/2027[2,3]	150	151
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028[2,3]	110	112
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029[2,3]	100	100
John Deere Owner Trust, Series 22-A, Class A4, 2.49% 1/16/2029[3]	200	198
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[2,3]	100	101
Navistar Financial Dealer Note Master Trust, Series 23-1, Class A, 6.18% 8/25/2028[2,3]	345	347
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[2,3]	100	93
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[2,3]	155	155
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 4/15/2032[2,3]	100	100
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032[2,3]	100	100
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027[2,3]	82	82
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[2,3]	230	232
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A2A, 4.47% 12/21/2026[2,3]	96	96
Prestige Auto Receivables Trust, Series 2024-2, Class A2, 4.72% 2/15/2028[2,3]	38	38
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031[2,3]	142	143
Santander Drive Auto Receivables Trust, Series 2022-3, Class C, 4.49% 8/15/2029[3]	260	259
SCF Equipment Trust, LLC, Series 2021-1A, Class D, 1.93% 9/20/2030[2,3]	167	166
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031[2,3]	11	11
Space Coast Credit Union, Series 2024-1, Class A2, 5.45% 12/15/2027[2,3]	98	98
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 5.339% 4/15/2032[2,3,4]	250	250
Synchrony Card Issuance Trust, Series 22-A2, Class A, 3.86% 7/15/2028[3]	200	200
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[2,3]	53	50
Textainer Marine Containers, Ltd., Series 2021-2A, Class B, 2.82% 4/20/2046[2,3]	69	63
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032[2,3]	250	251
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027[2,3]	41	41
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028[2,3]	97	97
Verizon Master Trust, Series 2025-3, Class A1A, 4.51% 3/20/2030 (5. 26.00% on 11/20/2027)[1,3]	76	76
Voya CLO, Ltd., Series 2018-3, Class A1R2, (3-month USD CME Term SOFR + 1.20%) 5.502% 10/15/2031[2,3,4]	169	169
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[2,3]	100	100
		8,044
Capital Group Ultra Short Income ETF — Page 4 of 8

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations 8.22% Collateralized mortgage-backed obligations (privately originated) 6.78%		Principal amount (000)	Value (000)
BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027)[1,2,3]		USD76	$77
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[2,3,4]		74	73
COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027)[1,2,3]		74	75
COLT Funding, LLC, Series 2023-4, Class A1, 7. 163.00% 10/25/2068 (8. 163.00% on 10/1/2027)[1,2,3]		148	151
COLT Funding, LLC, Series 24-2, Class A1, 6.125% 4/25/2069[1,2,3]		266	268
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.44% 2/25/2044[2,3,4]		290	289
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.34% 2/25/2045[2,3,4]		10	10
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.49% 2/25/2045[2,3,4]		25	25
Finance of America HECM Buyout, Series 24-HB1, Class A1A, 4.00% 10/1/2034[2,3,4]		169	168
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 5.64% 2/25/2042[2,3,4]		121	122
Home Partners of America Trust, Series 2021-2, Class C, 2.402% 12/17/2026[2,3]		144	137
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[1,2,3]		196	196
New York Mortgage Trust, Series 2022-SP1, Class A1, 5.25% 7/25/2062 (8.25% on 7/1/2025)[1,2,3]		239	238
Onslow Bay Financial, LLC, Series 2023-NQM10, Class A1, 6.465% 10/25/2063 (7.465% on 11/1/2027)[1,2,3]		147	148
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[2,3,4]		215	209
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[2,3,4]		153	151
Verus Securitization Trust, Series 2023-4, Class A1, 5.811% 5/25/2068 (6.811% on 5/1/2027)[1,2,3]		123	123
			2,460
Commercial mortgage-backed securities 1.44%
BX Trust, Series 2021-MFM1, Class A, (1-month USD CME Term SOFR + 0.81%) 5.134% 1/15/2034[2,3,4]		176	176
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 5.023% 9/15/2034[2,3,4]		348	345
			521
Total mortgage-backed obligations			2,981
Total bonds, notes & other debt instruments (cost: $28,523,000)			28,648
Short-term securities 20.72% Commercial paper 20.31%	Weighted average yield at acquisition
Australia and New Zealand Banking Group, Ltd. 4/14/2025[2]	2.033%	500	499
Honeywell International, Inc. 6/2/2025[2]	2.069	1,100	1,092
Mizuho Bank, Ltd. 5/19/2025[2]	3.080	1,000	994
Oversea-Chinese Banking Corp., Ltd. 6/4/2025[2]	4.358	500	496
Roche Holdings, Inc. 4/1/2025[2]	0.000	900	900
Starbird Funding Corp. 8/12/2025[2]	3.432	600	590
Sumitomo Mitsui Trust Bank, Ltd. 5/2/2025[2]	1.455	800	797
Victory Receivables Corp. 4/17/2025[2]	0.793	1,000	998
Westpac Banking Corp. 4/24/2025[2]	0.470	1,000	997
			7,363
U.S. Treasury bills 0.41%
U.S. Treasury 4/1/2025	0.000	149	149
Total short-term securities (cost: $7,513,000)			7,512
Total investment securities 99.73% (cost $36,036,000)			36,160
Other assets less liabilities 0.27%			99
Net assets 100.00%			$36,259
Capital Group Ultra Short Income ETF — Page 5 of 8

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2025 (000)
2 Year U.S. Treasury Note Futures	Short	6	6/30/2025	USD(1,243)	$(4)

[1]	Step bond; coupon rate may change at a later date.
[2]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $18,986,000, which represented 52.36% of the net assets of the fund.

[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Capital Group Ultra Short Income ETF — Page 6 of 8

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Exchange-traded futures are generally valued at the official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of futures contracts while held was $1,308,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2025 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$17,623	$—	$17,623
Asset-backed obligations	—	8,044	—	8,044
Mortgage-backed obligations	—	2,981	—	2,981
Short-term securities	—	7,512	—	7,512
Total	$—	$36,160	$—	$36,160

Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on futures contracts	$(4)	$—	$—	$(4)
Total	$(4)	$—	$—	$(4)

*	Futures contracts are not included in the investment portfolio.

Capital Group Ultra Short Income ETF — Page 7 of 8

unaudited
Key to abbreviation(s)
CLO = Collateralized Loan Obligations
CME = CME Group
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
ETGEFP1-320-0525
Capital Group Ultra Short Income ETF — Page 8 of 8